Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2023
Inventories, Net [Abstract]
Schedule of Inventories	Inventories as of June 30, 2023 and December 31, 2022 consist of the following:
	As of June 30, 2021	As of December 31, 2022

Raw materials	$3,753,005	$3,237,940
Finished goods - graphite anode materials	15,418,132	12,842,333
Work in progress	1,676,448	2,246,653
Others	10,774	3,590
Total	$20,858,359	$18,330,516